Geographic Revenue Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting Information, Profit (Loss) [Abstract]
Schedule Of Revenues From Foreign Customers And Long Lived Assets By Geographical Areas [Table Text Block]
The following summarizes the Company’s revenue from the following geographic areas (based on the location of the customer):

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
PRC (excluding HK SAR, Macau and Taiwan)	4,078,476	4,932,284	6,421,123	986,909
HK SAR	4,125	7,085	1,992	306
United States of America	1,248,536	513,690	223,229	34,310
Japan	2,723,800	2,363,239	737,813	113,400
Europe	1,437,946	221,776	386,266	59,368
India	(202)	18,970	330,738	50,834
South Korea	2,440	2,074	10,830	1,664
Other countries	470,665	316,981	251,733	38,690
Total net revenues	9,965,786	8,376,099	8,363,724	1,285,481